JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 39,489,898	$ 38,673,987
Share-based incentives				50,383
Foreign currency translation				897
Share of profit or loss	$ 360,155	$ 2,052,296	(226,163)	3,560,967
As of the end of the period	$ 39,263,735	$ 42,286,234	$ 39,263,735	$ 42,286,234